Share Capital - Summary of Options Outstanding (Details)		3 Months Ended
		Jul. 31, 2025 shares $ / shares	Jul. 31, 2025 shares $ / shares	Apr. 30, 2025 shares	Apr. 30, 2024 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | (per share)		$ 5.66	$ 4.1
Remaining life (year)		4 years 2 months 19 days
Options outstanding		1,884,367	1,884,367	1,927,925	1,521,367
Unvested		653,111	653,111
Vested		1,231,256	1,231,256
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		1 month 2 days
Options outstanding		220,000	220,000
Unvested		0	0
Vested		220,000	220,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		5 months 8 days
Options outstanding		134,000	134,000
Unvested		0	0
Vested		134,000	134,000
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		5 months 1 day
Options outstanding		5,650	5,650
Unvested		0	0
Vested		5,650	5,650
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		1 year 5 months 8 days
Options outstanding		235,000	235,000
Unvested		0	0
Vested		235,000	235,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		1 year 5 months 12 days
Options outstanding		16,000	16,000
Unvested		0	0
Vested		16,000	16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		1 year 9 months 14 days
Options outstanding		64,000	64,000
Unvested		0	0
Vested		64,000	64,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027
Exercise price | $ / shares	[1]	$ 5.61
Remaining life (year)	[1]	1 year 6 months 21 days
Options outstanding	[1]	7,265	7,265
Unvested	[1]	0	0
Vested	[1]	7,265	7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.61
Remaining life (year)	[1]	2 years 6 months 21 days
Options outstanding	[1]	471,452	471,452
Unvested	[1]	0	0
Vested	[1]	471,452	471,452
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2034
Exercise price | (per share)		$ 2.02 [2]	$ 1.47
Remaining life (year)	[2]	3 years 5 months 19 days
Options outstanding	[2]	60,000	60,000
Unvested	[2]	17,778	17,778
Vested	[2]	42,222	42,222
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 4, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		7 years 5 months 8 days
Options outstanding		8,000	8,000
Unvested		3,167	3,167
Vested		4,833	4,833
Option Expiry Date January 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 23, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		7 years 5 months 26 days
Options outstanding		8,000	8,000
Unvested		3,167	3,167
Vested		4,833	4,833
Option Expiry Date March 1, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		March 1, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		7 years 7 months 2 days
Options outstanding		8,000	8,000
Unvested		3,500	3,500
Vested		4,500	4,500
Option Expiry Date April 2, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		April 2, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		7 years 8 months 4 days
Options outstanding		4,000	4,000
Unvested		1,833	1,833
Vested		2,167	2,167
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 8, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		7 years 9 months 10 days
Options outstanding		4,000	4,000
Unvested		1,917	1,917
Vested		2,083	2,083
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		June 11, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		7 years 10 months 13 days
Options outstanding		8,000	8,000
Unvested		4,000	4,000
Vested		4,000	4,000
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		August 8, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		8 years 10 days
Options outstanding		4,000	4,000
Unvested		2,167	2,167
Vested		1,833	1,833
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		November 13, 2033
Exercise price | $ / shares		$ 2.01
Remaining life (year)		8 years 3 months 14 days
Options outstanding		8,000	8,000
Unvested		4,833	4,833
Vested		3,167	3,167
Option Expiry Date January 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 1, 2034
Exercise price | $ / shares		$ 2.01
Remaining life (year)		8 years 5 months 4 days
Options outstanding		12,000	12,000
Unvested		7,750	7,750
Vested		4,250	4,250
Option Expiry Date February 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 1, 2034
Exercise price | $ / shares		$ 2.01
Remaining life (year)		8 years 6 months 3 days
Options outstanding		4,000	4,000
Unvested		2,667	2,667
Vested		1,333	1,333
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 19, 2034
Exercise price | $ / shares		$ 2.01
Remaining life (year)		8 years 6 months 21 days
Options outstanding		8,000	8,000
Unvested		5,333	5,333
Vested		2,667	2,667
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		August 2, 2034
Exercise price | $ / shares		$ 1.18
Remaining life (year)		9 years 3 days
Options outstanding		595,000	595,000
Unvested		595,000	595,000

[1]	Exercise price of U.S. $1.48. The figure in the table above is translated at the July 31, 2025, rate.
[2]	Exercise price of U.S. $1.47. The figure in the table above is translated at the July 31, 2025, rate.